LONG-TERM INVESTMENTS, NET (Tables)	6 Months Ended
Jun. 30, 2026
Investments, All Other Investments [Abstract]
SCHEDULE OF LONG-TERM INVESTMENTS, NET

Long-term investments consisted of the following:

	As of
	Ownership interest	June 30, 2026	Ownership interest	December 31, 2025
Equity method investment:
S T Meng Pte. Ltd.	19%	$1,875,000	21%	$1,875,000
Share of loss from equity investment		(334,119)		(159,220)
Loss on dilution of equity investment		(129,106)		—
Foreign currency translation		11,499		(2,640)
Equity method investment, net		1,423,274		1,713,140

Long-term investment without readily determinable fair value:
Investment A	4%	100,444	4%	100,444
Less: accumulated impairment losses		(100,444)		(100,444)
		—		—

Total		$1,423,274		$1,713,140